Short-Term Borrowings (Details)		12 Months Ended
	Aug. 11, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Aug. 12, 2021 USD ($)	Aug. 12, 2021 CNY (¥)	Aug. 11, 2020 CNY (¥)
Short-Term Borrowings (Details) [Line Items]
Interest expenses		$ 12,107	$ 21,686	$ 19,180
Bank of Jiangsu [Member]
Short-Term Borrowings (Details) [Line Items]
Non revolving loan facility	$ (294,568)						¥ 2,000,000
Interest rate	4.35%
Term of bank loan	12 months
WeBank [Member]
Short-Term Borrowings (Details) [Line Items]
Non revolving loan facility					$ (310,395)	¥ 2,000,000